UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund II

Champlain Small Company Fund

Advisor Shares - CIPSX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Advisor Shares of the Champlain Small Company Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Small Company Fund, Advisor Shares	$62	1.25%

How did the Fund perform in the last six months?

The abbreviated performance summary below is a departure from our historical shareholder letters and has been prepared to align with the SEC’s Tailored Shareholder Report requirements. Please contact Champlain Funds with additional fund-specific questions.

The Champlain Small Company Fund (CIPSX) returned 0.14% for the 6-month period ending 06/30/2024, which trailed the 1.73% return for Russell 2000 and the 13.56% return for the Russell 3000. The Fund’s health care holdings underperformed due to an overweight of, and stock selection within the equipment & supplies industry. We believe the weakness in these holdings reflects investor concerns about exposures to a weakening consumer, flatter utilization levels (after pent-up demand from the pandemic), and GLP-1s possibly shrinking addressable markets. Stock selection in financials, particularly in insurance and banks, drove outperformance. Baldwin Insurance Group continues to reduce debt, has shown signs of margin expansion, and has paid a meaningful portion of the cash earnouts related to prior acquisition activity. Despite strong returns from Pure Storage, the Fund’s technology holdings underperformed. Stock selection in software was weak, with Freshworks being the most notable detractor. Freshworks’ first quarter guidance fell below expectations due to macroeconomic weakness in the small and medium-sized business market and the company announced a well-telegraphed CEO transition. In consumer, this Fund’s perennial overweight of staples and underweight of discretionary has been helpful. The consumer environment is dynamic, with diverging category trends and financial pressures beginning to spread from low-income to middle-income households. The need-to-have products sold by food, beverage, household, and personal care companies – which this Fund significantly over-indexes to – have historically held up well in these environments, especially those that continue to show secular volume growth, like Freshpet. Finally, in industrials, Enerpac Tool Group helped offset the headwind from not owning more cyclical industries. Enerpac has benefitted from increased sell-side coverage and favorable investor sentiment tied to domestic infrastructure spending tailwinds, all while the company continues to execute on its margin expansion goals.

Though our investment process has been out of favor relative to some benchmarks given the exceptional money supply growth, fiscal largesse, and immigration (additional stimulus to the economy), we are not remotely tempted to change our spots. Indeed, we have renewed our commitment to high quality while our faith in our investment process remains steadfast. We are encouraged by the y/y absolute and relative improvement in some key characteristics as well as a compelling weighted average discount for Fair Value for the Fund. Though we have no special insight into the timing, relative tailwinds for our process and its favorite industries seem inevitable at some point.

Total Return Based on $10,000 Investment

	Champlain Small Company Fund, Advisor Shares - $22088	Russell 3000 ™ Index (USD)* - $31475
Jul/13	$10000	$10000
Jul/14	$10570	$11637
Jul/15	$11948	$12950
Jul/16	$12746	$13526
Jul/17	$15413	$15708
Jul/18	$18485	$18283
Jul/19	$18728	$19572
Jul/20	$18973	$21712
Dec/20	$24206	$25731
Dec/21	$27212	$32333
Dec/22	$21546	$26123
Dec/23	$24562	$32904
Jun/24	$22088	$31475

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-866-773-3238 or visit https://cipvt.com/documents/ for current month-end performance.

Footnote Reference*As of June 2024, pursuant to the new regulatory requirements, this index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Semi-Annual Total Returns as of June 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Champlain Small Company Fund, Advisor Shares	3.90%	5.80%	8.25%
Russell 3000 ™ Index (USD)*	23.13%	14.14%	12.15%

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,337,074,811	72	$9,676,823	20%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Industrials 20.4%
Information Technology 18.6%
Financials 18.0%
Health Care 17.3%
Consumer Staples 13.1%
Consumer Discretionary 6.5%
Cash Equivalents 3.0%
Materials 3.0%

Value	Value
Materials	3.0%
Cash Equivalents	3.0%
Consumer Discretionary	6.5%
Consumer Staples	13.1%
Health Care	17.3%
Financials	18.0%
Information Technology	18.6%
Industrials	20.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Globus Medical, Class A	2.9%
Baldwin Insurance Group, Class A	2.6%
John Bean Technologies	2.5%
Simply Good Foods	2.4%
MSA Safety	2.4%
ESCO Technologies	2.3%
Pure Storage, Class A	2.2%
Nutanix, Class A	2.1%
MGP Ingredients	2.1%
Smartsheet, Class A	2.1%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  1-866-773-3238

  https://cipvt.com/documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

The Advisors' Inner Circle Fund II

Champlain Small Company Fund / Advisor Shares - CIPSX

Semi-Annual Shareholder Report - June 30, 2024

CSC-SA-TSR-2024-3

The Advisors' Inner Circle Fund II

Champlain Small Company Fund

Institutional Shares - CIPNX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Institutional Shares of the Champlain Small Company Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Small Company Fund, Institutional Shares	$50	1.00%

How did the Fund perform in the last six months?

The abbreviated performance summary below is a departure from our historical shareholder letters and has been prepared to align with the SEC’s Tailored Shareholder Report requirements. Please contact Champlain Funds with additional fund-specific questions.

The Champlain Small Company Fund (CIPNX) returned 0.28% for the 6-month period ending 06/30/2024, which trailed the 1.73% return for Russell 2000 and the 13.56% return for the Russell 3000. The Fund’s health care holdings underperformed due to an overweight of, and stock selection within the equipment & supplies industry. We believe the weakness in these holdings reflects investor concerns about exposures to a weakening consumer, flatter utilization levels (after pent-up demand from the pandemic), and GLP-1s possibly shrinking addressable markets. Stock selection in financials, particularly in insurance and banks, drove outperformance. Baldwin Insurance Group continues to reduce debt, has shown signs of margin expansion, and has paid a meaningful portion of the cash earnouts related to prior acquisition activity. Despite strong returns from Pure Storage, the Fund’s technology holdings underperformed. Stock selection in software was weak, with Freshworks being the most notable detractor. Freshworks’ first quarter guidance fell below expectations due to macroeconomic weakness in the small and medium-sized business market and the company announced a well-telegraphed CEO transition. In consumer, this Fund’s perennial overweight of staples and underweight of discretionary has been helpful. The consumer environment is dynamic, with diverging category trends and financial pressures beginning to spread from low-income to middle-income households. The need-to-have products sold by food, beverage, household, and personal care companies – which this Fund significantly over-indexes to – have historically held up well in these environments, especially those that continue to show secular volume growth, like Freshpet. Finally, in industrials, Enerpac Tool Group helped offset the headwind from not owning more cyclical industries. Enerpac has benefitted from increased sell-side coverage and favorable investor sentiment tied to domestic infrastructure spending tailwinds, all while the company continues to execute on its margin expansion goals.

Though our investment process has been out of favor relative to some benchmarks given the exceptional money supply growth, fiscal largesse, and immigration (additional stimulus to the economy), we are not remotely tempted to change our spots. Indeed, we have renewed our commitment to high quality while our faith in our investment process remains steadfast. We are encouraged by the y/y absolute and relative improvement in some key characteristics as well as a compelling weighted average discount for Fair Value for the Fund. Though we have no special insight into the timing, relative tailwinds for our process and its favorite industries seem inevitable at some point.

Total Return Based on $1,000,000 Investment

	Champlain Small Company Fund, Institutional Shares ** - $2253375	Russell 3000 ™ Index (USD)* - $3147478
Aug/16	$1000000	$1000000
Jul/17	$1000000	$1000000
Jul/18	$1202307	$1163925
Jul/19	$1220815	$1245982
Jul/20	$1239780	$1382163
Dec/20	$1583368	$1638022
Dec/21	$1784771	$2058356
Dec/22	$1416675	$1663009
Dec/23	$1618922	$2094674
Jun/24	$2253375	$3147478

The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-866-773-3238 or visit https://cipvt.com/documents/ for current month-end performance.

Footnote Reference*As of June 2024, pursuant to the new regulatory requirements, this index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Footnote Reference**Commenced operations on August 31, 2016. The performance information provided in the graph for periods prior to August 31, 2016 reflects the performance of the Advisor Shares of the Fund.

Average Semi-Annual Total Returns as of June 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Champlain Small Company Fund, Institutional Shares **	4.19%	6.07%	8.55%
Russell 3000 ™ Index (USD)*	23.13%	14.14%	13.81%

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,337,074,811	72	$9,676,823	20%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Materials	3.0%
Cash Equivalents	3.0%
Consumer Discretionary	6.5%
Consumer Staples	13.1%
Health Care	17.3%
Financials	18.0%
Information Technology	18.6%
Industrials	20.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Globus Medical, Class A	2.9%
Baldwin Insurance Group, Class A	2.6%
John Bean Technologies	2.5%
Simply Good Foods	2.4%
MSA Safety	2.4%
ESCO Technologies	2.3%
Pure Storage, Class A	2.2%
Nutanix, Class A	2.1%
MGP Ingredients	2.1%
Smartsheet, Class A	2.1%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  1-866-773-3238

  https://cipvt.com/documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

The Advisors' Inner Circle Fund II

Champlain Small Company Fund / Institutional Shares - CIPNX

Semi-Annual Shareholder Report - June 30, 2024

CSC-SA-TSR-2024-4

The Advisors' Inner Circle Fund II

Champlain Mid Cap Fund

Advisor Shares - CIPMX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Advisor Shares of the Champlain Mid Cap Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Mid Cap Fund, Advisor Shares	$55	1.09%

How did the Fund perform in the last six months?

The abbreviated performance summary below is a departure from our historical shareholder letters and has been prepared to align with the SEC’s Tailored Shareholder Report requirements. Please contact Champlain Funds with additional fund-specific questions.

The Champlain Mid Cap Fund (CIPMX) returned 1.21% for the 6-month period ending 06/30/2024, which trailed the 4.96% return for Russell Midcap and the 13.56% return for the Russell 3000. This Fund’s health care holdings underperformed as the overweight of this sector exacerbated weak stock selection. We believe the ongoing weakness in the Fund’s equipment and supplies holdings reflects investor concerns about exposures to a weakening consumer, flatter utilization levels (after pent-up demand from the pandemic), and GLP-1s possibly shrinking addressable markets. Exact Sciences was the Fund’s largest detractor as investors fear competitive pressures for Exact’s flagship product. In industrials, allocation explains roughly half of the Fund’s underperformance, as the Fund has no direct exposure to the most cyclical industries in the sector. Additionally, stock selection in machinery has not helped, where Nordson Corporation was a notable detractor. In financials, Toast, Inc. drove outperformance. In the first quarter, Toast reported improvement in profitability and guided to strong margins going forward, in addition to announcing a $250 million share repurchase program and committing to lower stock compensation expenses. In technology, Pure Storage continues to deliver strong returns. Pure’s Evergreen subscription business and growing product portfolio continue to deepen customer relationships and improve Pure’s competitive advantage. This Fund’s overweight of consumer staples was a notable headwind. The consumer environment is dynamic, with diverging category trends and financial pressures beginning to spread from low-income to middle-income households. The need-to-have products sold by food, beverage, household, and personal care companies – which this Fund significantly over-indexes to – have historically held up well in these environments. However, many companies, including Brown-Forman, have not shown the resilience we would have expected as they deal with post-COVID distortions and idiosyncratic issues, like the sluggish whiskey market.

Though our investment process has been out of favor relative to some benchmarks given the exceptional money supply growth, fiscal largesse, and immigration (additional stimulus to the economy), we are not remotely tempted to change our spots. Indeed, we have renewed our commitment to high quality while our faith in our investment process remains steadfast. We are encouraged by the y/y absolute and relative improvement in some key characteristics as well as a compelling weighted average discount for Fair Value for the Fund. Though we have no special insight into the timing, relative tailwinds for our process and its favorite industries seem inevitable at some point.

Total Return Based on $10,000 Investment

	Champlain Mid Cap Fund, Advisor Shares - $26370	Russell 3000 ™ Index (USD)* - $31475
Jul/13	$10000	$10000
Jul/14	$11365	$11637
Jul/15	$12575	$12950
Jul/16	$13609	$13526
Jul/17	$15903	$15708
Jul/18	$18921	$18283
Jul/19	$21598	$19572
Jul/20	$24051	$21712
Dec/20	$28899	$25731
Dec/21	$36010	$32333
Dec/22	$26464	$26123
Dec/23	$30526	$32904
Jun/24	$26370	$31475

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-866-773-3238 or visit https://cipvt.com/documents/ for current month-end performance.

Footnote Reference*As of June 2024, pursuant to the new regulatory requirements, this index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Semi-Annual Total Returns as of June 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Champlain Mid Cap Fund, Advisor Shares	6.08%	7.81%	10.18%
Russell 3000 ™ Index (USD)*	23.13%	14.14%	12.15%

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$5,340,560,362	59	$19,562,409	19%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Information Technology
22.4%
Health Care
22.0%
Industrials
18.2%
Financials
15.6%
Consumer Staples
12.4%
Consumer Discretionary
6.5%
Cash Equivalents
3.3%

Value	Value
Cash Equivalents	3.3%
Consumer Discretionary	6.5%
Consumer Staples	12.4%
Financials	15.6%
Industrials	18.2%
Health Care	22.0%
Information Technology	22.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Fortive	3.3%
Okta, Class A	3.3%
Everest Group	3.2%
AMETEK	3.2%
Ryan Specialty Holdings, Class A	2.6%
Edwards Lifesciences	2.5%
Pure Storage, Class A	2.3%
McCormick	2.3%
Rockwell Automation	2.2%
Toast, Class A	2.1%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  1-866-773-3238

  https://cipvt.com/documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

The Advisors' Inner Circle Fund II

Champlain Mid Cap Fund / Advisor Shares - CIPMX

Semi-Annual Shareholder Report - June 30, 2024

CSC-SA-TSR-2024-1

The Advisors' Inner Circle Fund II

Champlain Mid Cap Fund

Institutional Shares - CIPIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Institutional Shares of the Champlain Mid Cap Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Mid Cap Fund, Institutional Shares	$42	0.84%

How did the Fund perform in the last six months?

The abbreviated performance summary below is a departure from our historical shareholder letters and has been prepared to align with the SEC’s Tailored Shareholder Report requirements. Please contact Champlain Funds with additional fund-specific questions.

The Champlain Mid Cap Fund (CIPIX) returned 1.28% for the 6-month period ending 06/30/2024, which trailed the 4.96% return for Russell Midcap and the 13.56% return for the Russell 3000. This Fund’s health care holdings underperformed as the overweight of this sector exacerbated weak stock selection. We believe the ongoing weakness in the Fund’s equipment and supplies holdings reflects investor concerns about exposures to a weakening consumer, flatter utilization levels (after pent-up demand from the pandemic), and GLP-1s possibly shrinking addressable markets. Exact Sciences was the Fund’s largest detractor as investors fear competitive pressures for Exact’s flagship product. In industrials, allocation explains roughly half of the Fund’s underperformance, as the Fund has no direct exposure to the most cyclical industries in the sector. Additionally, stock selection in machinery has not helped, where Nordson Corporation was a notable detractor. In financials, Toast, Inc. drove outperformance. In the first quarter, Toast reported improvement in profitability and guided to strong margins going forward, in addition to announcing a $250 million share repurchase program and committing to lower stock compensation expenses. In technology, Pure Storage continues to deliver strong returns. Pure’s Evergreen subscription business and growing product portfolio continue to deepen customer relationships and improve Pure’s competitive advantage. This Fund’s overweight of consumer staples was a notable headwind. The consumer environment is dynamic, with diverging category trends and financial pressures beginning to spread from low-income to middle-income households. The need-to-have products sold by food, beverage, household, and personal care companies – which this Fund significantly over-indexes to – have historically held up well in these environments. However, many companies, including Brown-Forman, have not shown the resilience we would have expected as they deal with post-COVID distortions and idiosyncratic issues, like the sluggish whiskey market.

Though our investment process has been out of favor relative to some benchmarks given the exceptional money supply growth, fiscal largesse, and immigration (additional stimulus to the economy), we are not remotely tempted to change our spots. Indeed, we have renewed our commitment to high quality while our faith in our investment process remains steadfast. We are encouraged by the y/y absolute and relative improvement in some key characteristics as well as a compelling weighted average discount for Fair Value for the Fund. Though we have no special insight into the timing, relative tailwinds for our process and its favorite industries seem inevitable at some point.

Total Return Based on $1,000,000 Investment

	Champlain Mid Cap Fund, Institutional Shares ** - $2704046	Russell 3000 ™ Index (USD)* - $3147478
Jul/13	$1000000	$1000000
Jul/14	$1139424	$1163719
Jul/15	$1263782	$1295033
Jul/16	$1370633	$1352596
Jul/17	$1606027	$1570838
Jul/18	$1914448	$1828338
Jul/19	$2190720	$1957235
Jul/20	$2447041	$2171154
Dec/20	$2942643	$2573067
Dec/21	$3675250	$3233344
Dec/22	$2708806	$2612318
Dec/23	$3132931	$3290393
Jun/24	$2704046	$3147478

The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-866-773-3238 or visit https://cipvt.com/documents/ for current month-end performance.

Footnote Reference**Commenced operations on January 3, 2011. The performance information provided in the graph for periods prior to January 3, 2011 reflects the performance of the Advisor Shares of the Fund.

Footnote Reference*As of June 2024, pursuant to the new regulatory requirements, this index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Semi-Annual Total Returns as of June 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Champlain Mid Cap Fund, Institutional Shares **	6.37%	8.07%	10.46%
Russell 3000 ™ Index (USD)*	23.13%	14.14%	12.15%

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$5,340,560,362	59	$19,562,409	19%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalents	3.3%
Consumer Discretionary	6.5%
Consumer Staples	12.4%
Financials	15.6%
Industrials	18.2%
Health Care	22.0%
Information Technology	22.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Fortive	3.3%
Okta, Class A	3.3%
Everest Group	3.2%
AMETEK	3.2%
Ryan Specialty Holdings, Class A	2.6%
Edwards Lifesciences	2.5%
Pure Storage, Class A	2.3%
McCormick	2.3%
Rockwell Automation	2.2%
Toast, Class A	2.1%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  1-866-773-3238

  https://cipvt.com/documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

The Advisors' Inner Circle Fund II

Champlain Mid Cap Fund / Institutional Shares - CIPIX

Semi-Annual Shareholder Report - June 30, 2024

CSC-SA-TSR-2024-2

The Advisors' Inner Circle Fund II

Champlain Strategic Focus Fund

Institutional Shares - CIPTX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Institutional Shares of the Champlain Strategic Focus Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Strategic Focus Fund, Institutional Shares	$43	0.85%

How did the Fund perform in the last six months?

The Champlain Strategic Focus Fund (CIPTX) returned 2.73% for the 6-month period ending 06/30/2024, which trailed the 5.98% return for Russell Midcap Growth and the 13.56% return for the Russell 3000. Rockwell Automation was the largest detractor in industrials, and despite the uninspiring near-term results and guidance, our 3- 5-year outlook remains positive. In June, Rockwell announced that it is expanding its collaboration with Nvidia to accelerate the development of safer/smarter industrial AI mobile robots in manufacturing. This Fund’s information technology holdings outperformed during the period as Pure Storage reported strong results driven by continued outperformance in Evergreen, the subscription component of the business. In health care, this Fund’s holdings trailed those of the benchmark. Waters Corp. and Bio-Techne were detractors due to near-term biopharma spending uncertainty and macro challenges in China. We expect the demand outlook for these companies to benefit from an improving biotechnology funding environment which should drive demand for their “picks and shovels” life science-related products over the next year and beyond. In consumer, Tractor Supply contributed nicely to relative returns. While we continue to view Tractor as a unique specialty retailer with need-to-have products and limited competition, we also know the company is not immune to a broader slowdown in the consumer environment, thus we moderated the position size. Conversely, Ulta Beauty has seen pressures recently due to share losses in the prestige part of the market. Management believes the slowdown is mostly attributable to the unprecedented number of competitive store openings over the last 24 months, mostly a reflection of the rollout of Sephora at more than nine hundred Kohl’s locations. In financials, Ryan Specialty Holdings drove absolute and relative performance. Ryan’s business connects a highly fragmented network of specialty (Excess & Surplus) insurance carriers with retail brokers to address unique and increasingly complex client needs. While wholesale insurance brokerage will never be a winner-takes-all market, we are confident in Ryan’s competitive positioning and its unique ability to consolidate the long tail of small/niche wholesale brokers.

Though our investment process has been out of favor relative to some benchmarks given the exceptional money supply growth, fiscal largesse, and immigration (provided additional economic stimulus), we are not remotely tempted to change our spots. Indeed, we have renewed our commitment to high quality while our faith in our investment process and all of this Fund’s holdings remains steadfast largely due to the y/y absolute and relative improvement in some key characteristics, as well as a compelling weighted average discount to Fair Value for this Fund. Though we have no special insight into the timing, relative tailwinds for our process and its favorite industries seem inevitable at some point.

Total Return Based on $1,000,000 Investment

	Champlain Strategic Focus Fund, Institutional Shares - $1166000	Russell 3000 ™ Index (USD)* - $1251914
Oct/23	$1000000	$1000000
Dec/23	$1135000	$1102449
Jun/24	$1166000	$1251914

Since its inception on October 16, 2023. The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-866-773-3238 or visit https://cipvt.com/documents/ for current month-end performance.

Footnote Reference*As of June 2024, pursuant to the new regulatory requirements, this index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Semi-Annual Total Returns as of June 30, 2024

Fund/Index Name	Annualized Since Inception
Champlain Strategic Focus Fund, Institutional Shares	16.60%
Russell 3000 ™ Index (USD)*	25.19%

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,582,865	23	$0	12%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Information Technology
37.0%
Health Care
25.6%
Industrials
20.7%
Financials
9.4%
Consumer Discretionary
8.2%
Cash Equivalent
0.9%

Value	Value
Cash Equivalent	0.9%
Consumer Discretionary	8.2%
Financials	9.4%
Industrials	20.7%
Health Care	25.6%
Information Technology	37.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Pure Storage, Class A	8.8%
Mettler Toledo International	6.2%
Fortive	6.2%
Rockwell Automation	5.4%
Dexcom	5.3%
ServiceNow	5.2%
Bio-Techne	5.1%
Okta, Class A	5.0%
Waters	4.9%
Everest Group	4.9%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  1-866-773-3238

  https://cipvt.com/documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

The Advisors' Inner Circle Fund II

Champlain Strategic Focus Fund / Institutional Shares - CIPTX

Semi-Annual Shareholder Report - June 30, 2024

CSC-SA-TSR-2024-5

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the financial statements filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

THE ADVISORS' INNER CIRCLE FUND II

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
06.30.24

INVESTMENT ADVISER:
CHAMPLAIN INVESTMENT PARTNERS, LLC

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS JUNE 30, 2024

The Funds file their complete schedules of investments for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT report is available on the Funds’ website at https://cipvt.com/documents.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-773-3238; and (ii) on the Funds’ website at https://cipvt.com/documents

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND JUNE 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.9%
	Shares	Value
CONSUMER DISCRETIONARY — 6.5%
Bowlero, Cl A	1,155,000	$16,735,950
European Wax Center, Cl A *	1,535,000	15,242,550
First Watch Restaurant Group *	650,000	11,414,000
Leslie's *	1,600,000	6,704,000
Ollie's Bargain Outlet Holdings *	265,000	26,015,050
Planet Fitness, Cl A *	515,000	37,898,850
Sally Beauty Holdings *	1,575,000	16,899,750
Shake Shack, Cl A *	230,000	20,700,000
		151,610,150
CONSUMER STAPLES — 13.1%
Central Garden & Pet, Cl A *	1,035,000	34,186,050
Freshpet *	370,760	47,972,636
J&J Snack Foods	150,000	24,355,500
Lancaster Colony	245,000	46,297,650
MGP Ingredients	655,000	48,732,000
Simply Good Foods *	1,580,000	57,085,400
Utz Brands, Cl A	2,070,440	34,452,122
Vita Coco *	515,000	14,342,750
		307,424,108
FINANCIALS — 18.0%
AMERISAFE	385,000	16,897,650
Baldwin Insurance Group, Cl A *	1,720,000	61,008,400
BancFirst	220,000	19,294,000
Cullen/Frost Bankers	470,000	47,766,100
First Financial Bankshares	1,334,055	39,394,644
German American Bancorp	570,000	20,149,500
Palomar Holdings *	540,000	43,821,000
PJT Partners	220,000	23,740,200
Selective Insurance Group	400,000	37,532,000
ServisFirst Bancshares	575,000	36,334,250
Skyward Specialty Insurance Group *	740,000	26,773,200
Stock Yards Bancorp	465,000	23,096,550

The accompanying notes are an integral part of the financial statements.

1

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
WSFS Financial	520,000	$24,440,000
		420,247,494
HEALTH CARE — 17.3%
AtriCure *	1,100,000	25,047,000
CONMED	520,000	36,046,400
Globus Medical, Cl A *	1,000,000	68,490,000
Inspire Medical Systems *	205,000	27,435,150
iRhythm Technologies *	295,000	31,753,800
Neogen *	2,565,000	40,090,950
Omnicell *	695,000	18,813,650
Penumbra *	210,000	37,793,700
Phreesia *	960,000	20,352,000
PROCEPT BioRobotics *	525,000	32,072,250
SI-BONE *	1,000,000	12,930,000
Tandem Diabetes Care *	650,000	26,188,500
Veracyte *	1,265,000	27,412,550
		404,425,950
INDUSTRIALS — 20.4%
Albany International, Cl A	440,000	37,158,000
Enerpac Tool Group, Cl A	1,255,000	47,915,900
Esab	325,000	30,689,750
ESCO Technologies	505,000	53,045,200
Hayward Holdings *	2,440,000	30,012,000
John Bean Technologies	625,000	59,356,250
Kadant	35,680	10,482,070
Montrose Environmental Group *	550,000	24,508,000
MSA Safety	300,875	56,471,229
RB Global	460,000	35,125,600
RBC Bearings *	130,000	35,071,400
Standex International	260,000	41,899,000
Transcat *	135,000	16,156,800
		477,891,199
INFORMATION TECHNOLOGY — 18.6%
Asana, Cl A *	1,625,000	22,733,750

The accompanying notes are an integral part of the financial statements.

2

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Box, Cl A *	1,235,000	$32,653,400
Braze, Cl A *	1,165,000	45,248,600
CommVault Systems *	205,000	24,921,850
Freshworks, Cl A *	2,625,000	33,311,250
JFrog *	725,000	27,223,750
Novanta *	200,000	32,622,000
Nutanix, Cl A *	875,000	49,743,750
Pure Storage, Cl A *	800,000	51,368,000
Smartsheet, Cl A *	1,095,000	48,267,600
Tenable Holdings *	770,000	33,556,600
Workiva, Cl A *	443,185	32,348,073
		433,998,623
MATERIALS — 3.0%
Innospec	89,442	11,054,137
Sensient Technologies	525,000	38,949,750
TriMas	770,000	19,681,200
		69,685,087
TOTAL COMMON STOCK
(Cost $1,930,236,396)		2,265,282,611
CASH EQUIVALENTS** — 3.0%

Fidelity Investments - Money Market Treasury Only, Cl I, 5.190%	20,000,000	20,000,000
Goldman Sachs Financial Square Treasury Instruments Fund, Institutional Shares, 5.320%	50,288,324	50,288,324
TOTAL CASH EQUIVALENTS
(Cost $70,288,324)		70,288,324
TOTAL INVESTMENTS — 99.9%
(Cost $2,000,524,720)		$2,335,570,935

Percentages are based on Net Assets of $2,337,074,811.
* Non-income producing security.

The accompanying notes are an integral part of the financial statements.

3

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND JUNE 30, 2024 (Unaudited)

** Rate reported is the 7-day effective yield as of June 30, 2024.

Cl — Class

As of June 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

 For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

4

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND JUNE 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.1%
	Shares	Value
CONSUMER DISCRETIONARY — 6.5%
Advance Auto Parts	725,000	$45,914,250
Bath & Body Works	1,155,000	45,102,750
Planet Fitness, Cl A *	1,090,000	80,213,100
Tractor Supply	245,000	66,150,000
Ulta Beauty *	280,000	108,043,600
		345,423,700
CONSUMER STAPLES — 12.4%
Brown-Forman, Cl B	2,475,000	106,895,250
Clorox	760,000	103,717,200
Freshpet *	745,295	96,433,720
Hormel Foods	3,055,000	93,146,950
JM Smucker	710,000	77,418,400
Lamb Weston Holdings	725,000	60,958,000
McCormick	1,755,000	124,499,700
		663,069,220
FINANCIALS — 15.6%
Arthur J Gallagher	295,000	76,496,450
Cullen/Frost Bankers	985,000	100,105,550
Everest Group	455,000	173,364,100
FactSet Research Systems	175,000	71,447,250
Kinsale Capital Group	175,000	67,424,000
Ryan Specialty Holdings, Cl A	2,367,075	137,077,313
Toast, Cl A *	4,395,000	113,259,150
Tradeweb Markets, Cl A	875,000	92,750,000
		831,923,813
HEALTH CARE — 22.0%
Agilent Technologies	415,000	53,796,450
Align Technology *	265,000	63,978,950
Bio-Techne	1,300,000	93,145,000
Cooper	815,000	71,149,500
DENTSPLY SIRONA	2,090,000	52,061,900
Dexcom *	995,000	112,813,100
Edwards Lifesciences *	1,440,000	133,012,800

The accompanying notes are an integral part of the financial statements.

5

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Exact Sciences *	1,095,000	$46,263,750
Mettler-Toledo International *	55,000	76,867,450
Penumbra *	370,000	66,588,900
Repligen *	280,000	35,296,800
STERIS PLC	490,000	107,574,600
Veeva Systems, Cl A *	550,000	100,655,500
Waters *	365,000	105,893,800
West Pharmaceutical Services	165,000	54,349,350
		1,173,447,850
INDUSTRIALS — 18.2%
AMETEK	1,020,000	170,044,200
Axon Enterprise *	290,000	85,329,600
Fortive	2,360,000	174,876,000
Graco	840,000	66,595,200
IDEX	460,000	92,552,000
Nordson	415,000	96,255,100
Rockwell Automation	420,000	115,617,600
Toro	825,000	77,145,750
Xylem	685,000	92,906,550
		971,322,000
INFORMATION TECHNOLOGY — 22.4%
Akamai Technologies *	885,000	79,720,800
Autodesk *	245,000	60,625,250
Confluent, Cl A *	3,023,145	89,273,472
Entegris	505,000	68,377,000
Keysight Technologies *	680,000	92,990,000
MongoDB, Cl A *	410,000	102,483,600
Nutanix, Cl A *	1,755,000	99,771,750
Okta, Cl A *	1,855,000	173,646,550
Palo Alto Networks *	230,000	77,972,300
Pure Storage, Cl A *	1,945,000	124,888,450
Synopsys *	120,000	71,407,200
Workday, Cl A *	275,000	61,479,000

The accompanying notes are an integral part of the financial statements.

6

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Zscaler *	490,000	$94,173,100
		1,196,808,472
TOTAL COMMON STOCK
(Cost $4,071,541,490)		5,181,995,055
CASH EQUIVALENTS** — 3.3%

Fidelity Investments - Money Market Treasury Only, Cl I, 5.190%	20,000,000	20,000,000
Goldman Sachs Financial Square Treasury Instruments Fund, Institutional Shares, 5.320%	157,771,979	157,771,979
TOTAL CASH EQUIVALENTS
(Cost $177,771,979)		177,771,979
TOTAL INVESTMENTS — 100.4%
(Cost $4,249,313,469)		$5,359,767,034

Percentages are based on Net Assets of $5,340,560,362.
* Non-income producing security.
** Rate reported is the 7-day effective yield as of June 30, 2024.

Cl — Class
PLC — Public Limited Company

As of June 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

7

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN STRATEGIC FOCUS FUND JUNE 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 100.9%#
	Shares	Value
CONSUMER DISCRETIONARY — 8.2%
Tractor Supply	365	$98,550
Ulta Beauty *	290	111,902
		210,452
FINANCIALS — 9.4%
Everest Group	335	127,641
Ryan Specialty Holdings, Cl A	1,080	62,543
Tradeweb Markets, Cl A	505	53,530
		243,714
HEALTH CARE — 25.6%
Bio-Techne	1,855	132,911
Dexcom *	1,210	137,190
Mettler Toledo International *	115	160,723
Veeva Systems, Cl A *	555	101,570
Waters *	440	127,653
		660,047
INDUSTRIALS — 20.7%
AMETEK	735	122,532
Fortive	2,165	160,427
IDEX	565	113,678
Rockwell Automation	505	139,016
		535,653
INFORMATION TECHNOLOGY — 37.0%
Autodesk *	360	89,082
MongoDB, Cl A *	385	96,235
Okta, Cl A *	1,380	129,182
Pure Storage, Cl A *	3,530	226,661
ServiceNow *	170	133,734
Synopsys *	200	119,012
Workday, Cl A *	315	70,421

The accompanying notes are an integral part of the financial statements.

8

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN STRATEGIC FOCUS FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Zscaler *	475	$91,290
		955,617
TOTAL COMMON STOCK
(Cost $2,333,327)		2,605,483
CASH EQUIVALENT** — 0.9%

Fidelity Investments - Money Market Treasury Only, Cl I, 5.190%	22,586	22,586
TOTAL CASH EQUIVALENT
(Cost $22,586)		22,586
TOTAL INVESTMENTS — 101.8%
(Cost $2,355,913)		$2,628,069

Percentages are based on Net Assets of $2,582,865.
# More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
* Non-income producing security.
** Rate reported is the 7-day effective yield as of June 30, 2024.

Cl — Class

As of June 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

9

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS JUNE 30, 2024 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Champlain Small Company Fund	Champlain Mid Cap Fund	Champlain Strategic Focus Fund
Assets:
Investments, at value (Cost $2,000,524,720, $4,249,313,469 and $2,355,913, respectively)	$2,335,570,935	$5,359,767,034	$2,628,069
Receivable for Investment Securities Sold	7,724,478	–	–
Receivable for Dividends	1,278,690	1,542,029	102
Receivable for Capital Shares Sold	810,054	5,124,990	–
Reclaim Receivable	19,350	53,756	–
Deferred Offering Costs	–	–	21,297
Prepaid Expenses	23,421	48,338	6,166
Total Assets	2,345,426,928	5,366,536,147	2,655,634
Liabilities:
Payable for Capital Shares Redeemed	3,410,274	21,494,915	–
Payable for Investment Securities Purchased	2,398,877	–	–
Payable due to Investment Adviser	1,553,274	3,063,451	35,241
Payable due to Transfer Agent	609,706	805,549	5,100
Payable due to Distributor — Advisor Shares	130,616	64,760	–
Payable due to Administrator	118,723	269,449	125
Payable due to Trustees	3,194	854	5,185
Chief Compliance Officer Fees Payable	3,194	1,182	501
Line of Credit	2,497	1,497	1,497
Other Accrued Expenses	121,762	274,128	25,120
Total Liabilities	8,352,117	25,975,785	72,769
Commitments and Contingencies‡
Net Assets	$2,337,074,811	$5,340,560,362	$2,582,865
NET ASSETS CONSIST OF:
Paid-in Capital	$1,857,309,642	$3,908,615,117	$2,232,975
Total Distributable Earnings	479,765,169	1,431,945,245	349,890
Net Assets	$2,337,074,811	$5,340,560,362	$2,582,865
ADVISOR SHARES:
Net Assets	$351,136,272	$214,996,414	N/A
Shares Issued and Outstanding
(unlimited authorization — no par value)	16,848,772	9,146,256	N/A
Net Asset Value, Offering and Redemption Price Per Share	$20.84	$23.51	N/A
INSTITUTIONAL SHARES:
Net Assets	$1,985,938,539	$5,125,563,948	$2,582,865
Shares Issued and Outstanding
(unlimited authorization — no par value)	92,929,804	209,724,494	221,519
Net Asset Value, Offering and Redemption Price Per Share	$21.37	$24.44	$11.66
Amounts designated as "—" are $0.
N/A - Not Applicable
‡ See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

10

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS FOR THE SIX MONTHS ENDED JUNE 30, 2024 (Unaudited)

STATEMENTS OF OPERATIONS

	Champlain Small Company Fund	Champlain Mid Cap Fund	Champlain Strategic Focus Fund
Investment Income
Dividends	$8,021,677	$24,508,009	$7,474
Less: Foreign Taxes Withheld	(37,514)	—	—
Total Investment Income	7,984,163	24,508,009	7,474
Expenses
Investment Advisory Fees	9,676,823	19,562,409	10,021
Administration Fees	738,911	1,718,397	748
Distribution Fees — Advisor Shares	443,586	285,381	—
Trustees' Fees (Form N-CSRS Item 10)	9,628	24,817	(2,102)
Chief Compliance Officer Fees	1,539	3,556	29
Transfer Agent Fees	1,342,211	1,682,660	13,843
Printing Fees	71,472	154,606	7,395
Custodian Fees	48,899	113,665	1,953
Registration Fees	27,991	40,777	1,956
Professional Fees	24,007	52,114	22
Offering Costs	—	—	30,303
Insurance and Other Expenses	19,690	43,215	2,149
Total Expenses	12,404,757	23,681,597	66,317
Less: Advisory Fees Waived	—	—	(10,021)
Less: Reimbursement from Advisor	—	—	(45,619)
Net Expenses	12,404,757	23,681,597	10,677
Net Investment Income (Loss)	(4,420,594)	826,412	(3,203)
Net Realized Gain on Investments	191,553,149	300,503,998	64,388
Net Change in Unrealized Appreciation (Depreciation) on Investments	(180,833,392)	(220,241,758)	4,040
Net Realized and Unrealized Gain (Loss)	10,719,757	80,262,240	68,428
Net Increase in Net Assets Resulting from Operations	$6,299,163	$81,088,652	$65,225
Amounts designated as "—" are $0.

The accompanying notes are an integral part of the financial statements.

11

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net Investment Loss	$(4,420,594)	$(6,214,838)
Net Realized Gain (Loss)	191,553,149	172,255,934
Net Change in Unrealized Appreciation (Depreciation) on Investments	(180,833,392)	156,206,546
Net Increase in Net Assets Resulting from Operations	6,299,163	322,247,642
Distributions:
Advisor Shares	—	(22,109,490)
Institutional Shares	—	(124,344,724)
Total Distributions	—	(146,454,214)
Capital Share Transactions:(1)
Advisor Shares:
Issued	12,951,866	16,207,707
Reinvestment of Distributions	—	21,809,033
Redeemed	(25,093,103)	(54,090,210)
Decrease from Advisor Shares Capital Share Transactions	(12,141,237)	(16,073,470)
Institutional Shares:
Issued	123,186,314	229,904,879
Reinvestment of Distributions	—	121,873,946
Redeemed	(227,543,106)	(596,643,638)
Decrease from Institutional Shares Capital Share Transactions	(104,356,792)	(244,864,813)
Net (Decrease) in Net Assets from Capital Share Transactions	(116,498,029)	(260,938,283)
Total (Decrease) in Net Assets	(110,198,866)	(85,144,855)
Net Assets:
Beginning of Period/Year	2,447,273,677	2,532,418,532
End of Period/Year	$2,337,074,811	$2,447,273,677

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.
Amounts designated as "—" are $0.

The accompanying notes are an integral part of the financial statements.

12

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net Investment Income	$826,412	$1,468,654
Net Realized Gain (Loss)	300,503,998	(1,424,706)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(220,241,758)	791,951,864	(1)
Net Increase in Net Assets Resulting from Operations	81,088,652	791,995,812
Distributions:
Advisor Shares	—	(691,918)
Institutional Shares	—	(16,816,089)
Total Distributions	—	(17,508,007)
Capital Share Transactions:(2)
Advisor Shares:
Issued	16,263,130	31,250,253
Reinvestment of Distributions	—	675,693
Redeemed	(34,742,454)	(59,421,979	)(3)
Decrease from Advisor Shares Capital Share Transactions	(18,479,324)	(27,496,033)
Institutional Shares:
Issued	518,763,205	973,497,598
Reinvestment of Distributions	—	12,962,868
Redeemed	(812,092,143)	(1,476,332,018)
Decrease from Institutional Shares Capital Share Transactions	(293,328,938)	(489,871,552)
Net (Decrease) in Net Assets from Capital Share Transactions	(311,808,262)	(517,367,585)
Total Increase (Decrease) in Net Assets	(230,719,610)	257,120,220
Net Assets:
Beginning of Period/Year	5,571,279,972	5,314,159,752
End of Period/Year	$5,340,560,362	$5,571,279,972

(1)	Includes realized loss as a result of in-kind transactions. (See Note 13 in Notes to Financial Statements.)
(2)	For share transactions, see Note 6 in the Notes to Financial Statements.
(3)	Includes redemptions as a result of in-kind redemptions (see Note 13 in the Notes to Financial Statements).
Amounts designated as "—" are $0.

The accompanying notes are an integral part of the financial statements.

13

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN STRATEGIC FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Period Ended December 31, 2023(1)
Operations:
Net Investment Loss	$(3,203)	$(508)
Net Realized Gain (Loss)	64,388	17,057
Net Change in Unrealized Appreciation (Depreciation) on Investments	4,040	268,116
Net Increase in Net Assets Resulting from Operations	65,225	284,665
Capital Share Transactions:(2)
Institutional Shares:
Issued	135,781	2,097,344
Redeemed	—	(150)
Increase from Institutional Shares Capital Share Transactions	135,781	2,097,194
Net Increase in Net Assets from Capital Share Transactions	135,781	2,097,194
Total Increase in Net Assets	201,006	2,381,859
Net Assets:
Beginning of Period	2,381,859	—
End of Period	$2,582,865	$2,381,859

(1)	Commenced operations on October 16, 2023.
(2)	For share transactions, see Note 6 in the Notes to Financial Statements.
Amounts designated as "—" are $0.

The accompanying notes are an integral part of the financial statements.

14

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Period/Year

	Advisor Shares
	Period Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020(1)		Year Ended July 31, 2020	Year Ended July 31, 2019
Net Asset Value, Beginning of Period/Year	$20.81		$19.44	$24.64	$22.93	$19.10		$20.36	$22.83
Income (Loss) from Operations:
Net Investment Loss(2)	(0.06)		(0.09)	(0.11)	(0.18)	(0.03)		(0.07)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	0.09		2.79	(5.02)	2.99	5.26		0.37	(0.16)
Total from Operations	0.03		2.70	(5.13)	2.81	5.23		0.30	(0.22)
Dividends and Distributions from:
Net Investment Income	—		—	—	—	—		—	—
Net Realized Gains	—		(1.33)	(0.07)	(1.10)	(1.40)		(1.56)	(2.25)
Return of Capital	—		—	— ^	—	—		—	—
Total Dividends and Distributions	—		(1.33)	(0.07)	(1.10)	(1.40)		(1.56)	(2.25)
Net Asset Value, End of Period/Year	$20.84		$20.81	$19.44	$24.64	$22.93		$19.10	$20.36
Total Return †	0.14	%**	14.00%	(20.82)%	12.42%	27.58	%**	1.31%	1.31%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$351,136		$362,889	$354,487	$480,911	$460,617		$377,853	$542,733
Ratio of Expenses to Average Net Assets (including waivers and reimbursements/excluding fees paid indirectly)	1.25	%*	1.26%	1.27%	1.26%	1.27	%*	1.26%	1.24	%(3)
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	1.25	%*	1.26%	1.27%	1.26%	1.27	%*	1.26%	1.23%
Ratio of Net Investment Loss to Average Net Assets	(0.58	)%*	(0.46)%	(0.53)%	(0.71)%	(0.37	)%*	(0.39)%	(0.28)%
Portfolio Turnover Rate	20	%**	41%	24%	22%	16	%**	30%	30%

*	Annualized.
**	Portfolio turnover and total return is for the period indicated and has not been annualized.
†	Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
^	Amount represents less than $(0.005).
(1)

For the period August 1, 2020 to December 31, 2020. Effective August 19, 2020, the Champlain Small Company Fund changed its fiscal year end to December 31st (see Note 1 in the Notes to Financial Statements).

(2)	Per share amounts calculated using average shares method.
(3)	Ratio includes previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
Amounts designated as "—" are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

15

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Period/Year

	Institutional Shares
	Period Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020(1)		Year Ended July 31, 2020	Year Ended July 31, 2019
Net Asset Value, Beginning of Period/Year	$21.31		$19.83	$25.07	$23.25	$19.33		$20.54	$22.96
Income (Loss) from Operations:
Net Investment Loss(2)	(0.04)		(0.04)	(0.06)	(0.11)	(0.01)		(0.03)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.10		2.85	(5.11)	3.03	5.33		0.38	(0.16)
Total from Operations	0.06		2.81	(5.17)	2.92	5.32		0.35	(0.17)
Dividends and Distributions from:
Net Investment Income	—		—	—	—	—		—	—
Net Realized Gains	—		(1.33)	(0.07)	(1.10)	(1.40)		(1.56)	(2.25)
Return of Capital	—		—	— ^	—	—		—	—
Total Dividends and Distributions	—		(1.33)	(0.07)	(1.10)	(1.40)		(1.56)	(2.25)
Net Asset Value, End of Period/Year	$21.37		$21.31	$19.83	$25.07	$23.25		$19.33	$20.54
Total Return †	0.28	%**	14.28%	(20.62)%	12.72%	27.71	%**	1.55%	1.54%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$1,985,939		$2,084,385	$2,177,932	$3,443,514	$2,687,745		$1,755,279	$1,416,705
Ratio of Expenses to Average Net Assets (including waivers and reimbursements/excluding fees paid indirectly)	1.00	%*	1.01%	1.02%	1.01%	1.02	%*	1.02%	0.99	%(3)
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	1.00	%*	1.01%	1.02%	1.01%	1.02	%*	1.02%	0.98%
Ratio of Net Investment Loss to Average Net Assets	(0.33	)%*	(0.22)%	(0.28)%	(0.45)%	(0.11	)%*	(0.16)%	(0.05)%
Portfolio Turnover Rate	20	%**	41%	24%	22%	16	%**	30%	30%

*	Annualized.
**	Portfolio turnover and total return is for the period indicated and has not been annualized.
†	Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
^	Amount represents less than $(0.005).
(1)

For the period August 1, 2020 to December 31, 2020. Effective August 19, 2020, the Champlain Small Company Fund changed its fiscal year end to December 31st (see Note 1 in the Notes to Financial Statements).

(2)	Per share amounts calculated using average shares method.
(3)	Ratio includes previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
Amounts designated as "—" are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

16

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Period/Year

	Advisor Shares
	Period Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020(1)		Year Ended July 31, 2020	Year Ended July 31, 2019
Net Asset Value, Beginning of Period/Year	$23.23		$20.20		$27.88	$24.76	$21.58		$20.17	$18.88
Income (Loss) from Operations:
Net Investment Loss(2)	(0.02)		(0.05	)(3)	(0.07)	(0.12)	(0.03)		(0.03)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	0.30		3.15		(7.32)	6.09	4.35		2.26	2.43
Total from Operations	0.28		3.10		(7.39)	5.97	4.32		2.23	2.40
Dividends and Distributions from:
Net Investment Income	—		—		—	—	—		—	—
Net Realized Gains	—		(0.07)		(0.29)	(2.85)	(1.14)		(0.82)	(1.11)
Total Dividends and Distributions	—		(0.07)		(0.29)	(2.85)	(1.14)		(0.82)	(1.11)
Net Asset Value, End of Period/Year	$23.51		$23.23		$20.20	$27.88	$24.76		$21.58	$20.17
Total Return †	1.21	%**	15.35%		(26.51)%	24.60%	20.16	%**	11.36%	14.15%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$214,996		$230,132		$226,276	$353,725	$307,621		$266,939	$867,332
Ratio of Expenses to Average Net Assets (including waivers and reimbursements/excluding fees paid indirectly)	1.09	%*	1.09%		1.10%	1.09%	1.09	%*	1.11%	1.12%
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	1.09	%*	1.09%		1.10%	1.09%	1.09	%*	1.11%	1.12%
Ratio of Net Investment Loss to Average Net Assets	(0.21	)%*	(0.21)%		(0.31)%	(0.44)%	(0.35	)%*	(0.14)%	(0.16)%
Portfolio Turnover Rate	19	%**	29%		25%	32%	16	%**	36%	19%

*	Annualized.
**	Portfolio turnover and total return is for the period indicated and has not been annualized.
†

Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)

For the period August 1, 2020 to December 31, 2020. Effective August 19, 2020, the Champlain Mid Cap Fund changed its fiscal year end to December 31st (see Note 1 in the Notes to Financial Statements).

(2)	Per share amounts calculated using average shares method.
(3)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for that period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

Amounts designated as "—" are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

17

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year

	Institutional Shares
	Period Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020(1)		Year Ended July 31, 2020	Year Ended July 31, 2019
Net Asset Value, Beginning of Period/Year	$24.13		$20.93	$28.79	$25.43	$22.12		$20.60	$19.21
Income (Loss) from Operations:
Net Investment Income (Loss)(2)	—		0.01	(0.01)	(0.05)	(0.01)		— ^	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.31		3.27	(7.56)	6.26	4.46		2.35	2.48
Total from Operations	0.31		3.28	(7.57)	6.21	4.45		2.35	2.50
Dividends and Distributions from:
Net Investment Income	—		(0.01)	—	—	—		(0.01)	—
Net Realized Gains	—		(0.07)	(0.29)	(2.85)	(1.14)		(0.82)	(1.11)
Total Dividends and Distributions	—		(0.08)	(0.29)	(2.85)	(1.14)		(0.83)	(1.11)
Net Asset Value, End of Period/Year	$24.44		$24.13	$20.93	$28.79	$25.43		$22.12	$20.60
Total Return †	1.28	%**	15.66%	(26.30)%	24.90%	20.25	%**	11.70%	14.43%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$5,125,564		$5,341,148	$5,087,884	$7,082,857	$5,396,729		$4,270,561	$2,749,406
Ratio of Expenses to Average Net Assets (including waivers and reimbursements/excluding fees paid indirectly)	0.84	%*	0.84%	0.85%	0.84%	0.84	%*	0.86%	0.87%
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	0.84	%*	0.84%	0.85%	0.84%	0.84	%*	0.86%	0.87%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.04	%*	0.04%	(0.06)%	(0.19)%	(0.10	)%*	(0.01)%	0.10%
Portfolio Turnover Rate	19	%**	29%	25%	32%	16	%**	36%	19%

*	Annualized.
**	Portfolio turnover and total return is for the period indicated and has not been annualized.
†

Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)

For the period August 1, 2020 to December 31, 2020. Effective August 19, 2020, the Champlain Mid Cap Fund changed its fiscal year end to December 31st (see Note 1 in the Notes to Financial Statements).

(2)	Per share amounts calculated using average shares method.
Amounts designated as "—" are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

18

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN STRATEGIC FOCUS FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Period

	Institutional Shares
	Period Ended June 30, 2024 (Unaudited)		Period Ended December 31, 2023(1)
Net Asset Value, Beginning of Period	$11.35		$10.00
Income (Loss) from Operations:
Net Investment Loss(2)	(0.02)		—
Net Realized and Unrealized Gain on Investments	0.33		1.35
Total from Operations	0.31		1.35
Net Asset Value, End of Period	$11.66		$11.35
Total Return †	2.73	%**	13.50	%**
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$2,583		$2,382
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	0.85	%*	0.85	%*
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	5.29	%*	8.82	%*
Ratio of Net Investment Loss to Average Net Assets	(0.26	)%*	(0.11	)%*
Portfolio Turnover Rate	12	%**	6	%**

*	Annualized.
**	Portfolio turnover and total return is for the period indicated and has not been annualized.
†

Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Institutional Shares commenced operations on October 16, 2023.
(2)	Per share amounts calculated using average shares method.
Amounts designated as "—" are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

19

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS JUNE 30, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	ORGANIZATION:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twelve funds. The financial statements herein are those of the Champlain Small Company Fund (the “Small Company Fund”), Champlain Mid Cap Fund (the “Mid Cap Fund”), and Champlain Strategic Focus Fund (the “Strategic Focus Fund”) (each a “Fund” and collectively, the “Funds”). The investment objective of the Funds is capital appreciation. Each of the Champlain Funds is classified as a “diversified” investment company under the 1940 Act. The Small Company Fund invests in small companies with market capitalization of less than $2.5 billion, Mid Cap Fund invests primarily (at least 80% of its net assets) in medium-sized companies with market capitalization of less than $15 billion, and the Strategic Focus Fund primarily in securities of medium – to large-sized companies. The financial statements of the remaining funds within the Trust are presented separately. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Funds currently offer Advisor Shares and Institutional Shares. The Small Company Fund, Mid Cap Fund, and Strategic Focus Fund, commenced operations on August 31, 2016, January 3, 2011, and October 16, 2023, respectively.

Effective August 19, 2020, the Small Company Fund and the Mid Cap Fund changed their fiscal year end to December 31.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except

20

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS JUNE 30, 2024 (Unaudited)

for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Investment companies are valued at Net Asset Value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Champlain Investment Partners, LLC (the “Adviser”) as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment spreads, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

21

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS JUNE 30, 2024 (Unaudited)

●Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended June 30, 2024, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2024, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

22

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS JUNE 30, 2024 (Unaudited)

Security Transactions and Investment Income — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Classes — Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and change in unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid annually by the Funds. Any net realized capital gains are distributed to shareholders at least annually.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of June 30, 2024, the remaining amount still to be amortized for the Strategic Focus Fund was $21,297 on the Statements of Assets and Liabilities.

3.	TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of the Administrator, a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers and trustee of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, who are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended June 30, 2024, the Small Company Fund, Mid Cap Fund and Strategic Focus Fund were charged $738,911, $1,718,397 and $748 for these services, respectively.

23

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS JUNE 30, 2024 (Unaudited)

The Funds have adopted a Distribution Plan (the “Plan”) for the Advisor Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Funds’ average net assets attributable to the Advisor Shares as compensation for distribution services.

SS&C Global Investor & Distribution Solutions, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5.	INVESTMENT ADVISORY AGREEMENT:

The Adviser serves as the investment adviser to the Funds. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates base on the average daily net assets of each fund:

Fund	Advisory Fee
Small Company Fund	0.90% on the first $250 million in assets; 0.80% on assets over $250 million
Mid Cap Fund	0.80% on the first $250 million in assets; 0.70% on assets over $250 million
Strategic Focus Fund	0.80% on the first $250 million in assets; 0.70% on assets over $250 million

The Adviser has contractually agreed to limit the total expenses of the Small Company Fund – Advisor Shares, Small Company Fund – Institutional Shares, Mid Cap Fund – Advisor Shares, Mid Cap Fund – Institutional Shares, Strategic Focus Fund Advisor Shares, and Strategic Focus Fund – Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and extraordinary expenses) to 1.30%, 1.05%, 1.20%,0.95%, 1.10%, and 0.85% of the Funds’ respective average daily net assets through April 30, 2025, respectively. To maintain these expense limitations, the Adviser may waive a portion of its advisory fee and/or reimburse certain expenses of the Funds. If at any point it becomes unnecessary for the Adviser, Administrator, or shareholder service agent to make expense limitation reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three year period. As of June 30, 2024, the Funds did not recapture previously waived fees.

As of June 30, 2024, fees previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement are as follows:

24

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS JUNE 30, 2024 (Unaudited)

Subject to Repayment until December 31:	Champlain Strategic Focus Fund
2025	N/A
2026	$35,659
2027	55,640
$91,299

6.	SHARE TRANSACTIONS:

Champlain Small Company Fund	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Advisor Shares
Issued	620,203	787,716
Reinvestment of Distributions	—	1,065,414
Redeemed	(1,209,043)	(2,652,239)
Net Advisor Shares Capital Share Transactions	(588,840)	(799,109)
Institutional Shares
Issued	5,818,901	11,074,199
Reinvestment of Distributions	—	5,811,824
Redeemed	(10,686,626)	(28,927,133)
Net Institutional Shares Capital Share Transactions	(4,867,725)	(12,041,110)
Net Decrease in Shares Outstanding	(5,456,565)	(12,840,219)

Champlain Mid Cap Fund	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Advisor Shares
Issued	677,811	1,449,518
Reinvestment of Distributions	—	29,571
Redeemed	(1,436,419)	(2,774,991)
Net Advisor Shares Capital Share Transactions	(758,608)	(1,295,902)
Institutional Shares
Issued	20,828,983	44,076,977
Reinvestment of Distributions	—	545,345
Redeemed	(32,485,123)	(66,354,629)
Net Institutional Shares Capital Share Transactions	(11,656,140)	(21,732,307)
Net Decrease in Shares Outstanding	(12,414,748)	(23,028,209)

25

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS JUNE 30, 2024 (Unaudited)

Champlain Strategic Focus Fund	Period Ended June 30, 2024 (Unaudited)	Period Ended December 31, 2023(1)
Institutional Shares
Issued	11,583	209,949
Reinvestment of Distributions	—	—
Redeemed	—	(13)
Net Institutional Shares Capital Share Transactions	11,583	209,936
Net Increase in Shares Outstanding	11,583	209,936

(1) Commenced operations on October 16, 2023.

7.	INVESTMENT TRANSACTIONS:

For the six months ended June 30, 2024, the purchases and sales of investment securities other than in-kind transactions, long-term U.S. Government and short-term investments were:

	Purchases	Sales
Small Company Fund	$461,690,505	$601,713,633
Mid Cap Fund	1,032,114,098	1,360,753,326
Strategic Focus Fund	560,879	305,641

There were no purchases or sales of long-term U.S. Government securities or in-kind transactions any of the funds.

8.	FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended December 31, 2023, and December 31, 2022 were as follows:

26

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS JUNE 30, 2024 (Unaudited)

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Small Company Fund
2023	$—	$146,454,214	$—	$146,454,214
2022	6,153,193	2,681,358	3,457	8,838,008
Mid Cap Fund
2023	1,395,198	16,112,809	—	17,508,007
2022	13,219,653	60,119,738	—	73,339,391
Strategic Focus Fund
2023	—	—	—	—

As of December 31, 2023, the components of Distributable Earnings on a tax basis were as follows:

	Small Company Fund	Mid Cap Fund	Strategic Focus Fund
Undistributed Ordinary Income	$—	$69,352	$16,549
Undistributed Long-Term Capital Gain	—	32,028,238	—
Post-October losses	(24,678,080)	—	—
Unrealized Appreciation	498,144,079	1,318,759,006	268,116
Other Temporary Differences	8	(3)	—
Total Distributable Earnings	$473,466,007	$1,350,856,593	$284,665

Post October losses represent losses realized on investment transactions from November 1, 2023 through December 31, 2023 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year.

During the year ended December 31, 2023, the Small Company Fund utilized short-term capital loss carryforwards to offset capital gains in the amount of $34,274,076.

For Federal income tax purposes, the cost of securities owned at December 31, 2023 and net realized gains or losses on securities sold for the period were different from the amounts reported for financial reporting purposes. These differences were primarily due to wash sales, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at June 30, 2024:

27

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS JUNE 30, 2024 (Unaudited)

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Company Fund	$2,000,524,720	$475,545,532	$(140,499,317)	$335,046,215
Mid Cap Fund	4,249,313,469	1,362,339,603	(251,886,038)	1,110,453,565
Strategic Focus Fund	2,355,913	337,102	(64,946)	272,156

9.	CONCENTRATION OF RISKS:

As with investing in all mutual funds, investing in the Funds involves risk, and there is no guarantee that the Funds will achieve their investment goals. You could lose money on your investment in a Fund, just as you could with other investments. As described in each Fund’s Prospectus, the Funds are subject to the following risks noted below, any of which may adversely affect the Fund’s net asset value and ability to meet its investment objective:

MARKET RISK (Each Fund) – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

ACTIVE MANAGEMENT RISK (Each Fund) – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

EQUITY RISK (Each Fund) – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK (Small Company Fund & Strategic Focus Fund) – The Fund is also subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable

28

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS JUNE 30, 2024 (Unaudited)

to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

MID-CAPITALIZATION COMPANY RISK (Mid Cap Fund and Strategic Focus Fund) – The Fund is also subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The medium-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

NEW FUND RISK (Strategic Focus Fund) – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

LARGE-CAPITALIZATION COMPANY RISK (Strategic Focus Fund) – The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, the growth rates of investments in these large-sized companies may lag the growth rates of well-managed smaller companies during strong economic periods.

GROWTH INVESTMENT STYLE RISK (Strategic Focus Fund) – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

NON-DIVERSIFICATION RISK (Strategic Focus Fund) – The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the diversification requirements for classification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

29

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS JUNE 30, 2024 (Unaudited)

10.	CONCENTRATION OF SHAREHOLDERS:

At June 30, 2024, 90% of the total shares outstanding of the Small Company Fund Advisor Shares were held by two shareholders; 78% of the total shares outstanding of the Small Company Fund Institutional Shares were held by four shareholders; 67% of the total shares outstanding of the Mid Cap Fund Advisor Shares were held by two shareholders, 34% of the total shares outstanding of the Mid Cap Fund Institutional Shares were held by two shareholders; 71% of the total shares outstanding of Strategic Focus Fund Institutional Shares were held by three shareholders.

11.	INDEMNIFICATIONS:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12.	LINE OF CREDIT:

The Funds have entered into an umbrella loan agreement with the Custodian which enables the Funds to participate in a single $250 million uncommitted, senior secured line of credit, with an expiration date of March 12, 2025.

The proceeds from the borrowings shall be used to provide temporary liquidity to the Funds as necessary in order to meet redemption needs. Interest is charged to the Funds based on the outstanding principal balance of the borrowings at an annual rate equal to the Custodian’s then current prime-lending rate. These fees are included as “Other Expenses” on the Statements of Operations. As of the six months ended June 30, 2024, there were no borrowings outstanding.

13.	IN-KIND TRANSFER OF SECURITIES:

During the year ended December 31, 2023, the Mid Cap Fund redeemed shares of beneficial interest in exchange for cash securities. The securities were transferred at their current value on the date of the transaction. For the six-month ended June 30, 2024, the Funds did not have in-kind transfers.

Transaction Date	Shares Redeemed	Value		Realized Gain
February 1, 2023	15,920,524	$357,529,312	$4,662,602	$33,711,717

14.	SUBSEQUENT EVENTS:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

30

NOTES

NOTES

NOTES

Champlain Funds

P.O. Box 219009

Kansas City, MO 64121-9009

866-773-3238

Adviser:

Champlain Investment Partners, LLC

180 Battery Street

Burlington, VT 05401

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

CSC-SA-001-2000

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company's Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 6, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: September 6, 2024